Segment Information (Broker details) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Economic Dependence [Line Items]
Cedant Percentage Of Gross Written Premium	5.00%	5.00%	5.00%
Marsh (including Guy Carpenter)
Economic Dependence [Line Items]
Broker Percentage Of Gross Written Premium	28.00%	30.00%	28.00%
Aon Group (including the Benfield Group)
Economic Dependence [Line Items]
Broker Percentage Of Gross Written Premium	24.00%	21.00%	22.00%
Non Life | P&C
Economic Dependence [Line Items]
Broker Percentage Of Gross Written Premium	63.00%	64.00%	60.00%
Non Life | Specialty
Economic Dependence [Line Items]
Broker Percentage Of Gross Written Premium	66.00%	64.00%	62.00%
Life and Health
Economic Dependence [Line Items]
Broker Percentage Of Gross Written Premium	6.00%	6.00%	8.00%